Summary of Significant Accounting Policies - Schedule of Results of Operations and Changes in Cash and Cash Equivalents of VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Revenues	$ 89,569	$ 158,381	$ 126,399
Net (loss)/income	(63,415)	5,207	(26,557)
Net cash (used in)/provided by operating activities	(2,038)	5,761	(19,472)
Net cash provided by/ (used in) investing activities	(35,444)	(3,267)	(4,569)
Net cash provided by/ (used in) financing activities	26,685	1,528	4,421
VIEs [Member]
Variable Interest Entity [Line Items]
Revenues	55,014	82,054	89,366
Net (loss)/income	(3,528)	3,160	(20,102)
Net cash (used in)/provided by operating activities	2,739	2,516	(8,816)
Net cash provided by/ (used in) investing activities	(1,196)	(2,697)	371
Net cash provided by/ (used in) financing activities	$ (4,684)	$ (207)	$ 4,309